Shareholder's Equity	12 Months Ended
Dec. 31, 2025
Shareholder
Shareholder's equity

12. Shareholder’s equity

Ordinary shares

The Company was established under the laws of Cayman Islands on October 8, 2020. The authorized and outstanding number of ordinary shares were 38,000,000 shares and 1 share, with a par value of HK$ 0.01 each, at December 31, 2023, respectively.

On February 19, 2024, a Board of Directors meeting was held regarding the increase of authorized capital. According to the approval of the Board of Directors, the authorized capital of the Company increased from HK$380,000 to HK$15,600,000, with the corresponding authorized shares increased from 38,000,000 shares to 1,560,000,000 shares.

On September 24, 2024, it was resolved in a meeting of the Board of Directors of the Company (i) that the amended and restated memorandum and articles of association of the Company be adopted to effectuate that the Company’s issued and outstanding shares be sub-divided on the basis of 1 share being divided into 100 shares, resulting in the authorized share capital of the Company be changed from HK$15,600,000 divided into 1,560,000,000 shares with a nominal or par value of HK$0.01 each to HK$15,600,000 divided into 156,000,000,000 shares with a nominal or par value of HK$0.0001 each (the “Stock Split”). As a result of the Stock Split but before the Share Subscription (as defined below), ASL Ventures Limited held 100 shares of the Company; (ii) and that the Company will issue and ASL Ventures Limited will subscribe for 39,999,900 shares of the Company with a par value of HK$0.0001 each for a cash consideration of HK$3,999.99 (the “Share Subscription”). On September 24, 2024, the resolutions of the sole shareholder of the Company, ASL Ventures Limited, was also passed to effectuate the amended and restated memorandum and articles of association of the Company, the Stock Split and Share Subscription. Accordingly, the amended and restated memorandum and articles of association of the Company was deemed adopted and the Stock Split and Share Subscription were deemed completed on September 24, 2024, and ASL Ventures Limited held 40,000,000 shares of the Company immediately afterward.

According to ASC 260, the Company has retroactively restated all shares, share associated amounts, and per share data for all periods presented. In addition, the proceeds from the Share Subscription in the amount of HK$3,999 (approximately US$519) remained outstanding and presented as subscription receivable, a contra-equity account in the consolidated financial statements.

The Company listed its shares on the Nasdaq Stock Market on October 15, 2025 and completed its initial public offering of 1,000,000 ordinary shares on October 16, 2025, at an offering price of US$5.00 per share, raising gross proceeds of US$5 million.

On December 4, 2025, the Company issued 2,000,000 unrestricted ordinary shares to a third-party consultant in exchange for professional services, see note 13. As of December 31, 2025, 43,000,000 ordinary shares were issued and outstanding.

Statutory reserves and restricted net assets

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with PRC accounting standards and regulations. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately RMB23,853,066 and RMB24,296,830 (US$3,473,506) as of December 31, 2024 and 2025, respectively. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. Such restriction amounted to approximately RMB108 million (US$14.8 million) and RMB108 million (US$15.4 million) as of December 31, 2024 and 2025, respectively. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Company’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries to satisfy any obligations of the Group.

Dividend declared

On October 17 and November 11, 2024:

(i)	Fuzhou Jiabin declared a dividend of RMB31,593,400 (US$4.44 million) and RMB21,053,000 (US$2.91 million) to its immediate holding company, Jiangxi Jiabin. Notwithstanding the declaration of dividends by Fuzhou Jiabin to Jiangxi Jiabin, the dividends of RMB52,646,400 (US$7.35 million) have not been remitted to Jiangxi Jiabin and have been retained by Fuzhou Jiabin.

(ii)	then Jiangxi Jiabin declared a dividend of RMB28,434,060 (US$2.91 million) and RMB18,947,700 (US$2.62 million) to its offshore holding company in Hong Kong, Jiabin HK, respectively. The dividends declared to Jiabin HK are subject to a 5% withholding tax amounting to RMB1,421,703 (US$0.20 million) and RMB947,385 (US$0.13 million), respectively, in accordance with the PRC-Hong Kong Double Tax Treaty. The net amounts received by Jiabin HK will be RMB27,012,357 (US$3.79 million) and RMB18,000,315 (US$2.49 million), respectively, after the withholding tax deduction. Notwithstanding the declaration of dividends by Jiangxi Jiabin to Jiabin HK, the dividends of RMB27,012,357 (US$3.79 million) and RMB18,000,315 (US$2.49 million) have not been remitted to Jiabin HK and have been retained by Jiangxi Jiabin.. The related withholding tax has been duly recognized and appropriately reflected in the financial statements in Jiangxi Jiabin. The dividends declared by Jiangxi Jiabin to Jiabin HK are for the net amount, after provision for the 5% withholding tax.

(iii)

Jiabin HK then declared and paid a dividend distribution of RMB27,012,357 (HKD29,483,035 or US$3.79 million) and RMB18,000,315 (HKD19,445,085 or US$2.49 million), respectively, to its ultimate controlling shareholder, Mr. Hue Kwok Chiu through Amelia, SLG Cayman and ASL Venture Limited. During the year ended December 31, 2024, the total dividend amount paid to Mr. Hue Kwok Chiu was RMB44,952,872 (HKD48,864,483 or US$6.28 million). The dividend distribution by Jiabin HK to its ultimate shareholder was not funded by the receipt of these declared dividends from the PRC, but from separate cash resources already held by Jiabin HK. These resources originated from the repayment of a loan provided to third-party suppliers directly to Jiabin HK.

The declaration of dividends by the PRC subsidiaries and the distribution by the Hong Kong entity are legally distinct actions, each based on the respective entity’s liquidity and financing arrangements. The obligation of the PRC subsidiaries to remit the declared dividends, net of applicable withholding tax, remains outstanding as of the date of this filing. Settlement of this dividend payable between Fuzhou Jiabin, Jiangxi Jiabin and Jiabin HK is contingent upon the PRC subsidiaries generating sufficient operating cash flows.

There is no withholding tax applied on the dividend distribution from the Hong Kong holding company to its oversea holding companies and individual shareholder in accordance with the relevant tax regulations of Hong Kong, BVI and Cayman Islands.